VANECK RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
China : 3.1%
JD.com, Inc. (ADR) 231,432 $ 7,553,941
Underline
United States : 96.9%
Amazon.com, Inc. * 227,312 49,869,980
AutoZone, Inc. * 2,428 9,013,294
Best Buy Co., Inc. 25,145 1,687,984
Cardinal Health, Inc. 33,301 5,594,568
Carvana Co. * 17,567 5,919,376
Cencora, Inc. 27,408 8,218,289
Costco Wholesale Corp. 21,288 21,073,843
CVS Health Corp. 165,918 11,445,024
Dollar General Corp. 29,029 3,320,337
Dollar Tree, Inc. * 27,736 2,746,973
Lowe's Companies, Inc. 49,207 10,917,557
Lululemon Athletica, Inc. * 14,966 3,555,622
McKesson Corp. 15,192 11,132,394
Number
of Shares Value
United States (continued)
O'Reilly Automotive, Inc. * 121,143 $ 10,918,619
Ross Stores, Inc. 43,400 5,536,972
Sysco Corp. 67,635 5,122,675
Target Corp. 59,968 5,915,843
The Home Depot, Inc. 47,735 17,501,560
The Kroger Co. 91,647 6,573,839
The TJX Companies, Inc. 97,292 12,014,589
Tractor Supply Co. 70,978 3,745,509
Ulta Beauty, Inc. * 6,186 2,893,935
Walgreens Boots Alliance,
Inc. 105,978 1,216,627
Walmart, Inc. 231,247 22,611,332
238,546,741
Total Common Stocks
(Cost: $213,894,164) 246,100,682
Total Investments: 100.0%
(Cost: $213,894,164) 246,100,682
Other assets less liabilities: 0.0% 50,252
NET ASSETS: 100.0% $ 246,150,934
Definitions:
ADR American Depositary Receipt
* Non-income producing